Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Foreign Currency Exposures	The following table provides an indication of the Company’s foreign currency exposures during the years ended December 31, 2023, and December 31, 2022:
	December 31,	December 31,
	2023	2022
	C$	C$
Cash	5,120,718	216,871
Marketable Securities - Current	22,333,093	3,162,362
Accounts payable and accrued liabilities	(351,193)	(2,890,582)
	27,102,618	488,651